Consolidated Statements of Operations (USD $)	12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating Expenses
Accretion expense;	0	0	48,000
Consulting Services	7,346	197,199	3,398,464
General and Administrative	130,867	140,625	7,360,724
Impairment of Property and Equipment	0	0	8,033
Management and Directors Fees	214,075	210,000	1,284,075
Mineral Properties	7,315	7,631	1,338,033
Professional Fees	31,206	76,618	1,231,113
Total Operating Expenses	390,809	632,073	14,668,442
Loss Before Other Income (Expenses)	(390,809)	(632,073)	(14,668,442)
Other Income (Expenses)
Gain on Forgiveness of Debt	0	0	415,089
Gain (Loss) on Fair Value of Derivatives	22,102	50,874	(26,627)
Interest Expense	0	0	(3,307)
Gain (Loss) on Sale of Assets	0	869	(11,809)
Write-off of Investment	0	0	(16,346)
Total Other Income (Expenses)	22,102	51,743	357,000
Net Loss	$ (368,707)	$ (580,330)	$ (14,311,442)
Net Loss Per Share - Basic and Diluted	$ 0.00	$ (0.01)
Weighted Average Shares Outstanding	103,660,905	75,892,573